TRANSAMERICA FUNDS Transamerica Large Growth

Supplement to the Currently Effective Prospectus, Summary Prospectus and Statement of Additional Information

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Effective as of August 2, 2019, Transamerica Large Growth (the “fund”) will change its management fee schedule as described below.

Transamerica Asset Management, Inc. (“TAM”) will receive compensation from the fund, calculated daily and paid monthly, at the annual rates

(expressed as a percentage of the fund’s average daily net assets) indicated below:

First $1 billion	0.65%
Over $1 billion up to $1.5 billion	0.635%
Over $1.5 billion up to $2 billion	0.615%
Over $2 billion up to $3 billion	0.605%
Over $3 billion up to $4 billion	0.59%
Over $4 billion up to $5 billion	0.575%
In excess of $5 billion	0.57%

The following information will be added alphabetically to the sub-section titled “Recent Management		Fee	Changes”	under	the	heading
“Shareholder Information - Investment Manager” in the Prospectus:

Transamerica Large Growth: Effective August 2, 2019, the management fee is 0.65% of the first $1 billion; 0.635% over $1 billion up to $1.5 billion; 0.615% over $1.5 billion up to $2 billion; 0.605% over $2 billion up to $3 billion; 0.59% over $3 billion up to $4 billion; 0.575% over $4 billion up to $5 billion; and 0.57% in excess of $5 billion in average daily net assets. Prior to August 2, 2019, the management fee was 0.65% of the first $2 billion; 0.64% over $2 billion up to $3 billion; 0.63% over $3 billion up to $4 billion; and 0.61% in excess of $4 billion in average daily net assets.

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Effective as of August 2, 2019, the sub-advisory fee schedule with respect to the portion of the fund sub-advised by Wellington Management Company LLP will be changed as described below. TAM, not the fund, is responsible for paying the fund’s sub-advisers.

The following information revises the corresponding information appearing in the table contained in the “Sub-Advisory Fees” sub-section of the

Statement of Additional Information under the heading “Investment Management and Other Services – Sub-Advisers”:

Fund	Sub-Adviser	Sub-Advisory Fees
Transamerica Large Growth	Wellington Management Company LLP(10)	0.18% of the first $500 million
0.17% over $500 million up to $1 billion
0.16% over $1 billion up to $2 billion
0.15% in excess of $2 billion

(10)

The average daily net assets for the purpose of calculating sub-advisory fees will be determined on the basis of the combined assets of Transamerica US Growth, Transamerica WMC US Growth VP, Transamerica WMC US Growth II VP and the portion of the assets of Transamerica Large Growth that are sub-advised by Wellington Management Company LLP, and WMC Core Equity and Disciplined US Growth Equity, each separately managed accounts of Transamerica Life Insurance Company that are advised by Wellington Management Company LLP. Effective August 2, 2019, the sub-adviser agreed to voluntarily waive a portion of its sub-advisory fee (as a percentage of net assets) when the assets of these mandates, in the aggregate, exceed a specified level.

This waiver is voluntary and may be discontinued by the sub-adviser upon obtaining consent from TAM.

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Effective on or about October 18, 2019, TAM will terminate its investment sub-advisory agreement with Jennison Associates LLC (“Jennison”) with respect to a portion of the fund and will enter into a new investment sub-advisory agreement with Morgan Stanley Investment Management Inc. (“Morgan Stanley”) with respect to a portion of the fund. An information statement will be made available to fund shareholders which will provide certain information about the new sub-adviser and the terms of the new sub-advisory agreement.

The fund has two sub-advisers. Morgan Stanley will replace Jennison as a sub-adviser and Wellington will continue to act as a sub-adviser to the fund. TAM will continue to serve as the fund’s investment manager.

In connection with the change in sub-adviser from Jennison to Morgan Stanley, the following will also change with respect to the fund: (i) the fund’s investment objective; (ii) the fund’s principal investment strategies; (iii) the fund’s principal risks; (iv) a sub-advisory fee schedule with respect to the fund; (v) the fund’s secondary benchmark will be removed; and (vi) the fund’s contractual expense limit on all classes of the fund will be extended until March 1, 2021. Certain of these changes are described further below.

Effective as of October 18, 2019, the following information will supplement and supersede any contrary information contained in the Prospectus, Summary Prospectus and Statement of Additional Information concerning Transamerica Large Growth:

INVESTMENT OBJECTIVE:

The fund’s investment objective will be as follows:

Seeks to maximize long-term growth.

PRINCIPAL INVESTMENT STRATEGIES:

The “Principal Investment Strategies” section included in each of the Prospectus and Summary Prospectus will be deleted in its entirety and replaced with the following:

The fund normally invests primarily in common stocks of companies that its sub-advisers, Morgan Stanley Investment Management Inc. and Wellington Management Company LLP, believe have the potential for above average growth in earnings. Under normal circumstances, the fund invests at least 80% of its net assets (plus the amount of borrowings, if any, for investment purposes) in equity securities of large cap companies and other investments with similar economic characteristics. The fund considers large cap companies to be companies with market capitalizations that, at the time of initial purchase, exceed the market capitalization of the smallest company included in the Russell 1000 Growth® Index. As of December 31, 2018, the market capitalization of the smallest company in the Russell 1000® Growth Index was $262 million. The fund emphasizes common and preferred stocks listed on the New York Stock Exchange and other U.S. securities exchanges and, to a lesser extent, equity securities that are listed on foreign securities exchanges and those traded over-the-counter.

The fund may invest up to 25% of its net assets in securities of foreign issuers, including issuers located in emerging market or developing countries and securities classified as American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”), American Depositary Shares (“ADSs”) or Global Depositary Shares (“GDSs”), foreign U.S. dollar denominated securities that are traded on a U.S. exchange or local shares of non-U.S. issuers.

The fund may utilize foreign currency forward exchange contracts, which are derivatives, in connection with its investment in foreign securities.

The fund uses multiple sub-advisers to try to control the volatility often associated with growth funds, but there can be no assurance that this strategy will succeed.

PRINCIPAL RISKS:

The following principal risks will be added alphabetically to the “Principal Risks” section included in each of the Prospectus and Summary Prospectus:

Derivatives – Using derivatives exposes the fund to additional or heightened risks and can increase fund losses and reduce opportunities for gains when market prices, interest rates, currencies, or the derivatives themselves, behave in a way not anticipated. Using derivatives may have a leveraging effect, increase fund volatility and not produce the result intended. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. Even a small investment in derivatives can have a disproportionate impact on the fund. Derivatives may be difficult to sell, unwind or value, and the counterparty (including, if applicable, the fund’s clearing broker, the derivatives exchange or the clearinghouse) may default on its obligations to the fund. Derivatives are generally subject to the risks applicable to the assets, rates, indices or other indicators underlying the derivative. The value of a derivative may fluctuate more or less than, or otherwise not correlate well with, the underlying assets, rates, indices or other indicators to which it relates. The fund may be required to segregate or earmark liquid assets or otherwise cover its obligations under derivatives transactions and may have to liquidate positions before it is desirable in order to meet these segregation and coverage requirements. Use of derivatives may have different tax consequences for the fund than an investment in the underlying security, and those differences may affect the amount, timing and character of income distributed to shareholders. The U.S. government and foreign governments are in the process of adopting and implementing regulations governing derivatives markets, including mandatory clearing of certain derivatives, margin and reporting requirements. There may be additional regulation of the use of derivatives by registered investment companies, such as the fund, which could significantly affect their use. The ultimate impact of the regulations remains unclear. Additional regulation of derivatives may make derivatives more costly, limit their availability or utility, otherwise adversely affect their performance, limit fund investments in derivatives, or disrupt markets. For additional information regarding derivatives, see “More on Risks of Investing in the Funds - More on Principal Risks: Derivatives” in the prospectus.

Emerging Markets – Investments in the securities of issuers located in or principally doing business in emerging markets are subject to heightened foreign investments risks. Emerging market countries tend to have economic, political and legal systems and regulatory and accounting standards that are less fully developed, and that can be expected to be less stable. For example, the economies of such countries can be subject to rapid and unpredictable rates of inflation or deflation. Emerging market countries may have policies that restrict investment by foreigners or that prevent foreign investors from withdrawing their money at will. Emerging market securities are often particularly sensitive to market movements because their market prices tend to reflect speculative expectations. Low trading volumes may result in a lack of liquidity and in extreme price volatility. The fund may be required to establish special custody or other arrangements before investing in emerging market countries. An investment in emerging market securities should be considered speculative.

SUB-ADVISER:

Wellington will continue to act as sub-adviser to the fund. The fund’s other sub-adviser will be as follows:

Morgan Stanley Investment Management Inc., a subsidiary of Morgan Stanley, has been a registered investment adviser since 1981. As of December 31, 2018, Morgan Stanley Investment Management Inc. has approximately $463 billion in total assets under management. Morgan Stanley Investment Management Inc.’s principal business address is 522 Fifth Avenue, New York, NY 10036.

PORTFOLIO MANAGER:

With respect to the Morgan Stanley sub-advised portion of the fund, the fund’s portfolio managers will be as follows:

Name	Sub-Adviser	Positions Over Past Five Years
Dennis P. Lynch	Morgan Stanley Investment Management Inc.	Lead Portfolio Manager of the fund since 2019; associated
with Morgan Stanley Investment Management Inc. in an
investment management capacity since 1998; Managing
Director; Team leader for the Growth team
Sam G. Chainani, CFA	Morgan Stanley Investment Management Inc.	Portfolio Manager of the fund since 2019; associated with
Morgan Stanley Investment Management Inc. in an
investment management capacity since 1996; Managing
Director; Investor on the Growth team
Jason C. Yeung, CFA	Morgan Stanley Investment Management Inc.	Portfolio Manager of the fund since 2019; associated with
Morgan Stanley Investment Management Inc. in an
investment management capacity since 2002; Managing
Director; Investor on the Growth team
David S. Cohen	Morgan Stanley Investment Management Inc.	Portfolio Manager of the fund since 2019; associated with
Morgan Stanley Investment Management Inc. in an
investment management capacity since 1993; Managing
Director; Investor on the Growth team
Armistead B. Nash	Morgan Stanley Investment Management Inc.	Portfolio Manager of the fund since 2019; associated with
Morgan Stanley Investment Management Inc. in an
investment management capacity since 2002; Managing
Director; Investor on the Growth team
Alexander T. Norton	Morgan Stanley Investment Management Inc.	Portfolio Manager of the fund since 2019; associated with
Morgan Stanley Investment Management Inc. in an
investment management capacity since 2000; Executive
Director; Investor on the Growth team

SUB-ADVISORY FEES:

Morgan Stanley will receive monthly compensation from TAM at the annual rate of a specified percentage, indicated below, of the fund’s average daily net assets allocated to Morgan Stanley by TAM:

Fund	Sub-Adviser	Sub-Advisory Fees
Transamerica Large Growth	Morgan Stanley Investment Management Inc. (9)	0.27% of the first $1.5 billion
0.23% over $1.5 billion up to $3 billion
0.22% over $3 billion up to $5 billion
0.20% in excess of $5 billion

(9)

The average daily net assets for the purpose of calculating sub-advisory fees will be determined on the basis of the combined assets of Transamerica Capital Growth, Transamerica Morgan Stanley Capital Growth VP and Morgan Stanley Growth Retirement Option, a separately managed account of Transamerica Life Insurance Company that is also advised by Morgan Stanley Investment Management Inc.

* * * Investors Should Retain this Supplement for Future Reference

August 2, 2019